Victory Mid-Cap Core Growth Fund Expense Example, No Redemption - Victory Mid-Cap Core Growth Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 215
Expense Example, No Redemption, 3 Years	835
Expense Example, No Redemption, 5 Years	1,480
Expense Example, No Redemption, 10 Years	$ 2,813